Financial Investments - Carrying amount of financial investments (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets	£ 269,168	£ 255,421
Debt instruments measured at FVOCI
Disclosure of financial assets [line items]
Financial assets	3,248	10
Financial assets designated and otherwise mandatorily measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Financial assets	29,356	41,290
Financial assets designated and otherwise mandatorily measured at fair value through other comprehensive income | Treasury and other eligible bills
Disclosure of financial assets [line items]
Financial assets	1,447	2,229
Financial assets designated and otherwise mandatorily measured at fair value through other comprehensive income | Debt instruments measured at FVOCI
Disclosure of financial assets [line items]
Financial assets	27,710	38,924
Financial assets designated and otherwise mandatorily measured at fair value through other comprehensive income | Equity securities
Disclosure of financial assets [line items]
Financial assets	109	103
Financial assets designated and otherwise mandatorily measured at fair value through other comprehensive income | Other instruments
Disclosure of financial assets [line items]
Financial assets	90	34
Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	3,248	10
Debt instruments measured at amortised cost | Treasury and other eligible bills
Disclosure of financial assets [line items]
Financial assets	1,030	2
Debt instruments measured at amortised cost | Debt instruments measured at FVOCI
Disclosure of financial assets [line items]
Financial assets	2,218	8
Financial investments
Disclosure of financial assets [line items]
Financial assets	£ 32,604	£ 41,300